SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Nov. 15, 2021	Oct. 21, 2021	Apr. 26, 2021	Jan. 06, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Jan. 29, 2018
Subsequent Event [Line Items]
Advance to related parties					$ 744,231	$ 337,400		$ 808,777
Due from related parties, current					$ 27,025	$ 984,806
Common stock, shares authorized					150,000,000	150,000,000		150,000,000	150,000,000
Common stock, shares, issued					15,655,038	15,655,038		15,387,632
Common stock, shares, outstanding					15,655,038	15,655,038		15,387,632
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value						$ 0.001	$ 0.001
Common stock, shares, issued						15,655,038	15,655,038
Common stock, shares, outstanding						15,655,038	15,655,038
Common Stock [Member] | Prior Reverse Stock Split [Member]
Subsequent Event [Line Items]
Common stock, shares, issued						313,098,220	313,098,220
Common stock, shares, outstanding						313,098,220	313,098,220
Subsequent Event [Member]
Subsequent Event [Line Items]
Advance to related parties			$ 2,368,228
Repayment of related parties			3,302,329
Due from related parties, current	$ 26,153		$ 95,260
Due from related parties	70,245
Proceeds from (repayments of) related party debt	$ 2,620
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred,				$ 15,000,000
Common stock, par value		$ 0.001
Reverse stock split		at a ratio of 1-for-20
Common stock, shares authorized		150,000,000
Subsequent Event [Member] | Termination Agreement [Member]
Subsequent Event [Line Items]
Ownership percentage				70.00%